Reinsurance (Details 2) (USD $)	12 Months Ended							7 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended			7 Months Ended				12 Months Ended											12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Michigan Catastrophic Claim Association	Jun. 30, 2011 Michigan Catastrophic Claim Association	Dec. 31, 2011 Michigan Catastrophic Claim Association	Dec. 31, 2010 Michigan Catastrophic Claim Association	Dec. 31, 2010 Florida Hurricane Catastrophe Fund	Jun. 30, 2012 Florida Hurricane Catastrophe Fund	May 31, 2012 Florida Hurricane Catastrophe Fund	Dec. 31, 2011 Florida Hurricane Catastrophe Fund	Dec. 31, 2010 Florida Hurricane Catastrophe Fund	Dec. 31, 2009 Florida Hurricane Catastrophe Fund	Dec. 31, 2011 National Flood Insurance Program	Dec. 31, 2010 National Flood Insurance Program	Dec. 31, 2009 National Flood Insurance Program	Jun. 30, 2011 Catastrophe reinsurance	Dec. 31, 2011 Catastrophe reinsurance layer	Dec. 31, 2010 Catastrophe reinsurance	Dec. 31, 2009 Catastrophe reinsurance	Dec. 31, 2011 Top and drop excess catastrophe reinsurance agreement	Dec. 31, 2011 Top and drop excess catastrophe reinsurance agreement, coverage A	Dec. 31, 2011 Top and drop excess catastrophe reinsurance agreement, coverage B	Dec. 31, 2011 Top and drop excess catastrophe reinsurance agreement, coverage A and B combination	May 31, 2012 New Jersey Excess Catastrophe Reinsurance agreement layer Y	Dec. 31, 2011 New Jersey Excess Catastrophe Reinsurance agreement contract	May 31, 2012 New Jersey agreement, first layer contract	May 31, 2012 New Jersey agreement, second layer	Dec. 31, 2011 Kentucky agreement subject to three limits limit	Dec. 31, 2011 Kentucky agreement subject to two limits limit contract	Dec. 31, 2011 Pennsylvania agreement subject to three limits limit	Dec. 31, 2011 Pennsylvania agreement subject to two limits contract limit	May 31, 2012 Castle Key Insurance Company and its subsidiaries agreements agreement	Dec. 31, 2011 Lloyd's of London	Dec. 31, 2010 Lloyd's of London	Dec. 31, 2011 Property-Liability	Dec. 31, 2010 Property-Liability	Dec. 31, 2009 Property-Liability	Dec. 31, 2008 Property-Liability	Dec. 31, 2011 Property-Liability Westport Insurance Corporation	Dec. 31, 2010 Property-Liability Westport Insurance Corporation	Dec. 31, 2011 Allstate Protection Catastrophe reinsurance contract	Dec. 31, 2011 Discontinued Lines and Coverages	Dec. 31, 2010 Discontinued Lines and Coverages
Reinsurance recoverable
Total amounts recoverable from reinsurers, industry pools or facilities	$ 7,251,000,000	$ 6,552,000,000				$ 1,710,000,000	$ 1,240,000,000	$ 41,000,000				$ 41,000,000		$ 33,000,000	$ 10,000,000																			$ 193,000,000	$ 183,000,000	$ 2,670,000,000	$ 2,150,000,000
Reinsurance recoverables related to losses paid by the Company and billed to reinsurers																																				86,000,000	81,000,000
Reinsurance recoverables related to ceded unpaid losses																																				2,588,000,000	2,072,000,000	2,139,000,000	2,274,000,000
Largest reinsurance recoverable from a single reinsurer																																								98,000,000	56,000,000
Maximum amount due from any single reinsurer not separately disclosed																																				36,000,000	37,000,000
Allowance for uncollectible reinsurance																																											103,000,000	142,000,000
Retention level per claim				500,000	480,000
Ceded premiums earned	1,098,000,000	1,092,000,000	1,056,000,000								27,000,000	15,000,000	13,000,000	312,000,000	306,000,000	298,000,000		531,000,000	582,000,000	616,000,000
Ceded losses incurred	927,000,000	271,000,000	415,000,000								8,000,000	10,000,000	47,000,000	196,000,000	50,000,000	111,000,000
Percent of losses in excess of retention level to be reimbursed								90.00%
Retention level for losses related to two largest hurricanes								10,000,000		100,000,000
Retention level for losses related to other hurricanes								33,000,000		33,000,000
Maximum Retention level for losses related to hurricanes									349,000,000	349,000,000
Contracts number																										3	1			1		1										3
Retention percentage of reinsurance limit																						47.50%	95.00%		32.00%		63.00%	68.00%		95.00%		95.00%
Limit of aggregate losses under aggregate excess agreement																		3,250,000,000			250,000,000	500,000,000	250,000,000	500,000,000	400,000,000		300,000,000	200,000,000	25,000,000		100,000,000		916,700,000
Number of separate catastrophe reinsurance agreements coordinating coverage for excess losses for Castle Key																																	5
Term of catastrophe reinsurance agreement contract one (in years)																	1 year
Term of catastrophe reinsurance agreement contract two (in years)																	2 years
Term of catastrophe reinsurance agreement contract three (in years)																	3 years
Number of layers in which catastrophe reinsurance agreement contracts are placed																		6							2
Number of layers subject to reinstatement in which catastrophe reinsurance agreement contracts are placed																		5							1
Retention amount for catastrophe reinsurance agreement contracts																		500,000,000				3,250,000,000	750,000,000				200,000,000	500,000,000	5,000,000		100,000,000		30,000,000
Losses otherwise recoverable as per catastrophe reinsurance agreement contracts																		$ 250,000,000					$ 500,000,000		$ 150,000,000								$ 10,000,000
Number of limits																													3	2	3	2
Term of catastrophe reinsurance agreement contract (in years)																									3